BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2015
NationSky [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196
Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)
Total	7,353

NQ Shenzhen [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of June 30, 2013
US$
Cash consideration	809
Shares consideration	2,125
Total consideration transferred	2,934
Cash	66
Other working capital	51
Identifiable intangible assets acquired	599
Goodwill	2,218
Total	2,934

Ruifeng [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of November 1, 2013
US$
Cash consideration	2,403
Shares consideration	7,593
Total consideration transferred	9,996
Cash	15
Other current assets	1,949
Fixed assets	735
Identifiable intangible assets acquired	1,742
Goodwill	9,050
Payables to third party business partners	(2,663)
Other liability assumed	(832)
Total	9,996

Beijing Trustek [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of January 10, 2014
US$
Cash consideration	1,639
Share consideration	8,229
Total	9,868
Cash and marketable security	3,591
Other current assets	4,830
Fixed assets	58
Other long term assets	249
Identifiable intangible assets acquired	1,623
Goodwill	6,294
Liability assumed	(6,777)
Total	9,868

Linkmotion [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of June 15, 2015
US$
Cash consideration	5,360
Total consideration transferred	5,360
Other tangible assets	5,362
Identifiable intangible assets acquired	3,047
Goodwill	726
Liability assumed	(2,175)
Fair value of non-controlling interest	(1,600)
Total	5,360

FL Mobile and Red [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421
Total	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848
Total	21,989

Fanyue [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of March 21, 2013
US$
Cash consideration	88
Shares consideration	1,490
Total consideration transferred	1,578
Cash	192
Other working capital	476
Identifiable intangible assets acquired	335
Goodwill	1,694
Fair value of non-controlling interest	(1,119)
Total	1,578

Best Partners [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of September 1, 2013
US$
Shares consideration	20,960
Total consideration transferred	20,960
Cash	358
Other current assets	736
Fixed assets	165
Identifiable intangible assets acquired	3,339
Goodwill	16,362
Total	20,960

Hetu [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of October 1, 2015
US$
Fair value of previous held 18.18% of equity interests	2,094
Cash consideration (paid)	6,137
Cash consideration (Contingent)*	3,273
Total	11,504
Cash	770
Other current assets	2,446
Fixed assets	17
Identifiable intangible assets acquired	4,874
Goodwill	6,766
Liability assumed	(3,369)
Total	11,504

*	According to the share purchase agreement, there is part of contingent consideration, which will be paid based upon the financial performance of Hetu for the years 2015 and 2016.

Glory [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of October 1, 2015
US$
Cash consideration (paid)	12,500
Cash consideration (Contingent)*	6,266
Total	18,766
Cash	287
Other non-current assets	472
Identifiable intangible assets acquired	4,637
Goodwill	14,129
Liability assumed	(759)
Total	18,766

*	According to the share purchase agreement, there is part of contingent consideration, which will be paid based upon the financial performance of Glory for the years 2015 and 2016.

Tianya [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of October 1, 2013
US$
Cash consideration	163
Shares consideration	13,702
Contingent consideration	685
Total consideration transferred	14,550
Cash	420
Other current assets	479
Fixed assets	29
Identifiable intangible assets acquired	1,626
Goodwill	15,253
Liability assumed	(3,257)
Total	14,550

Yinlong [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of December 1, 2013
US$
Fair value of previously held 18.9% equity interest	2,694
Cash consideration	2,664
Shares consideration	3,803
Total	9,161
Cash	386
Other current assets	1,218
Fixed assets	52
Identifiable intangible assets acquired	2,118
Goodwill	12,382
Liability assumed	(533)
Fair value of non-controlling interest	(6,462)
Total	9,161

Huayong [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of January 25, 2014
US$
Fair value of previously held 39.01% equity interests	43,406
Cash consideration	249
Share consideration	40,808
Total	84,463
Cash	294
Other current assets	2,974
Fixed assets	98
Identifiable intangible assets acquired	12,796
Goodwill	97,657
Liability assumed	(5,544)
Fair value of non-controlling interest	(23,812)
Total	84,463

Yipai [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of May 15, 2014
US$
Cash consideration	7,041
Share consideration	49,291
Total	56,332
Cash	2
Other current assets	6,711
Fixed assets	14
Identifiable intangible assets acquired	4,916
Goodwill	63,497
Liability assumed	(1,908)
Fair value of non-controlling interest	(16,900)
Total	56,332

Showself [Member]
Business Acquisition [Line Items]
Allocation of Consideration for Assets Acquired, Liabilities Assumed and Non-controlling Interests
As of May 15, 2014
US$
Fair value of previously held 20% equity interests	13,572
Cash consideration	78
Share consideration	43,547
Total	57,197
Cash	32
Other current assets	394
Fixed assets	37
Identifiable intangible assets acquired	7,853
Goodwill	76,468
Liability assumed	(3,836)
Fair value of non-controlling interest	(23,751)
Total	57,197